Financing Expenses, Net (Schedule of Financing Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financing income (expenses), net [Abstract]
Interest income from bank deposits	$ 46,205	$ 32,024	$ 36,754
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	0	0	6
Net change in exchange rates	0	10,563	700
Net change in fair value of derivative financial instruments	30	1,187	0
Net change in the fair value of financial assets held for trade and available for sale	350	0	422
Other income	2,761	3,160	1,479
Financing income	49,346	46,934	39,361
Financing expenses
Interest expenses to banks and others	(70,026)	(85,661)	(52,306)
Amount reclassified to consolidated statements of profit & loss from capital reserve in respect of cash flow hedges	0	0	(1,563)
Impairment loss on debt securities at FVOCI	(82)	(1,419)	(642)
Net change in exchange rates	(11,603)
Net change in fair value of derivative financial instruments	0	(8,608)	0
Early repayment fee	0	(13,192)	0
Other expenses	(5,074)	(6,367)	(11,822)
Financing expenses	(86,785)	(115,247)	(66,333)
Net financing expenses	$ (37,439)	$ (68,313)	$ (26,972)